Derivative Financial Instruments and Off-balance sheet Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of volume and fair value positions of derivative instruments and reporting location in the condensed consolidated statement of financial position
The following table provides a summary of the volume and fair value positions of derivative instruments as well as their reporting location in the Consolidated Statement of Financial Position as of December 31, 2020.

($ in millions, except number of contracts)		Volume (1)
	Balance sheet location	Notional amount	Number of contracts	Fair value, net	Gross asset	Gross liability
Asset derivatives
Derivatives designated as fair value accounting hedging instruments
Other	Other assets	$3	n/a	$—	$—	$—
Derivatives not designated as accounting hedging instruments
Interest rate contracts
Interest rate cap agreements	Other investments	13	n/a	—	—	—
Futures	Other assets	n/a	312	—	—	—
Equity and index contracts
Options	Other investments	n/a	2,831	184	184	—
Futures	Other assets	n/a	46	—	—	—
Total return index contracts
Total return swap agreements - equity index	Other investments	8	n/a	1	1	—
Foreign currency contracts
Foreign currency forwards	Other investments	113	n/a	1	4	(3)
Embedded derivative financial instruments
Other embedded derivative financial instruments	Other investments	750	n/a	—	—	—
Credit default contracts
Credit default swaps - buying protection	Other investments	17	n/a	(1)	—	(1)
Credit default swaps - selling protection	Other investments	4	n/a	—	—	—
Subtotal		905	3,189	185	189	(4)
Total asset derivatives		$908	3,189	$185	$189	$(4)

Liability derivatives
Derivatives not designated as accounting hedging instruments
Interest rate contracts
Interest rate cap agreements	Other liabilities & accrued expenses	$19	n/a	$—	$—	$—
Futures	Other liabilities & accrued expenses	n/a	25	—	—	—
Equity and index contracts
Options	Other liabilities & accrued expenses	n/a	2,712	(110)	—	(110)
Foreign currency contracts
Foreign currency forwards	Other liabilities & accrued expenses	117	n/a	(4)	1	(5)
Embedded derivative financial instruments
Guaranteed accumulation benefits	Contractholder funds	128	n/a	(18)	—	(18)
Guaranteed withdrawal benefits	Contractholder funds	190	n/a	(15)	—	(15)
Equity-indexed and forward starting options in life and annuity product contracts	Contractholder funds	1,785	n/a	(483)	—	(483)
Credit default contracts
Credit default swaps - selling protection	Other liabilities & accrued expenses	1	n/a	—	—	—
Total liability derivatives		2,240	2,737	(630)	$1	$(631)
Total derivatives		$3,148	5,926	$(445)
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(1)  Volume for OTC and cleared derivative contracts is represented by their notional amounts. Volume for exchange traded derivatives is represented by the number of contracts, which is the basis on which they are traded. (n/a = not applicable)
The following table provides a summary of the volume and fair value positions of derivative instruments as well as their reporting location in the Consolidated Statement of Financial Position as of December 31, 2019.

($ in millions, except number of contracts)		Volume
	Balance sheet location	Notional amount	Number of contracts	Fair value, net	Gross asset	Gross liability
Asset derivatives
Derivatives designated as accounting hedging instruments
Other	Other assets	$2	n/a	$—	$—	$—
Derivatives not designated as accounting hedging instruments
Interest rate contracts
Futures	Other assets	n/a	476	—	—	—
Equity and index contracts
Options	Other investments	n/a	2,981	124	124	—
Futures	Other assets	n/a	27	—	—	—
Total return index contracts
Total return swap agreements - fixed income	Other investments	7	n/a	—	—	—
Credit default contracts
Credit default swaps - buying protection	Other investments	1	n/a	—	—	—
Subtotal		8	3,484	124	124	—
Total asset derivatives		$10	3,484	$124	$124	$—

Liability derivatives
Derivatives not designated as accounting hedging instruments
Interest rate contracts
Interest rate cap agreements	Other liabilities & accrued expenses	$34	n/a	$—	$—	$—
Futures	Other liabilities & accrued expenses	n/a	263	—	—	—
Equity and index contracts
Options	Other liabilities & accrued expenses	n/a	2,844	(60)	—	(60)
Futures	Other liabilities & accrued expenses	n/a	1	—	—
Total return index contracts
Total return swap agreements - fixed income	Other liabilities & accrued expenses	10	n/a	—	—	—
Total return swap agreements - equity	Other liabilities & accrued expenses	14	n/a	1	1	—
Foreign currency contracts
Foreign currency forwards	Other liabilities & accrued expenses	242	n/a	6	9	(3)
Embedded derivative financial instruments
Guaranteed accumulation benefits	Contractholder funds	161	n/a	(18)	—	(18)
Guaranteed withdrawal benefits	Contractholder funds	205	n/a	(14)	—	(14)
Equity-indexed and forward starting options in life and annuity product contracts	Contractholder funds	1,678	n/a	(395)	—	(395)
Credit default contracts
Credit default swaps - buying protection	Other liabilities & accrued expenses	26	n/a	(2)	—	(2)
Credit default swaps - selling protection	Other liabilities & accrued expenses	5	n/a	—	—	—
Total liability derivatives		2,375	3,108	(482)	$10	$(492)
Total derivatives		$2,385	6,592	$(358)

Schedule of gross and net amounts about the Company's OTC derivatives subject to enforceable master netting arrangements
The following table provides gross and net amounts for the Company’s OTC derivatives, all of which are subject to enforceable master netting agreements.

($ in millions)		Offsets
	Gross amount	Counter- party netting	Cash collateral (received) pledged	Net amount on balance sheet	Securities collateral (received) pledged	Net amount
December 31, 2020
Asset derivatives	$6	$(5)	$(1)	$—	$—	$—
Liability derivatives	(9)	5	4	—	—	—

December 31, 2019
Asset derivatives	$10	$(10)	$—	$—	$—	$—
Liability derivatives	(5)	10	(7)	(2)	—	(2)

Summary of impacts on operations and AOCI from foreign currency contracts, cash flow hedges
The following table provides a summary of the impacts of the Company’s foreign currency contracts in cash flow hedging relationships for the years ended December 31.

($ in millions)	2020	2019	2018
Gain recognized in OCI on derivatives during the period	$—	$—	$1
Gain recognized in OCI on derivatives during the term of the hedging relationship	—	—	—
Gain reclassified from AOCI into income (net investment income)	—	—	—
Gain reclassified from AOCI into income (realized capital gains and losses)	—	—	3

Schedule of gains and losses from valuation, settlements, and hedge ineffectiveness, fair value hedges and derivatives not designated as hedges
The following tables present gains and losses from valuation and settlements reported on derivatives not designated as accounting hedging instruments in the Consolidated Statements of Operations and Comprehensive Income.

($ in millions)	Realized capital gains and losses	Contract benefits	Interest credited to contractholder funds	Total gain (loss) recognized in net income on derivatives
2020
Interest rate contracts	$4	$—	$—	$4
Equity and index contracts	6	—	20	26
Embedded derivative financial instruments	—	(1)	(34)	(35)
Foreign currency contracts	(7)	—	—	(7)
Credit default contracts	1	—	—	1
Total return swaps - equity index	1	—	—	1
Total	$5	$(1)	$(14)	$(10)
2019
Equity and index contracts	$5	$—	$58	$63
Embedded derivative financial instruments	—	7	(57)	(50)
Foreign currency contracts	3	—	—	3
Credit default contracts	(1)	—	—	(1)
Total return swaps - fixed income	1	—	—	1
Total return swaps - equity index	3	—	—	3
Total	$11	$7	$1	$19
2018
Interest rate contracts	$1	$—	$—	$1
Equity and index contracts	(4)	—	(23)	(27)
Embedded derivative financial instruments	—	(5)	66	61
Foreign currency contracts	12	—	—	12
Total return swaps - fixed income	(1)	—	—	(1)
Total return swaps - equity index	(1)	—	—	(1)
Total	$7	$(5)	$43	$45

Summary of counterparty credit exposure by counterparty credit rating
The following table summarizes the counterparty credit exposure as of December 31 by counterparty credit rating as it relates to the Company’s OTC derivatives.

($ in millions)	2020				2019
Rating (1)	Number of counter-parties	Notional amount (2)	Credit exposure (2)	Exposure, net of collateral (2)	Number of counter-parties	Notional amount (2)	Credit exposure (2)	Exposure, net of collateral (2)
A+	3	$94	$3	$—	5	$296	$7	$—
Total	3	$94	$3	$—	5	$296	$7	$—
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(1)Allstate uses the lower of S&P’s or Moody’s long-term debt issuer ratings.
(2)Only OTC derivatives with a net positive fair value are included for each counterparty.

Summary of derivative instruments with credit features in a liability position, including fair value of assets and collateral netted against the liability
The following summarizes the fair value of derivative instruments with credit-risk-contingent features that are in a gross liability position, as well as the fair value of assets and collateral that are netted against the liability in accordance with provisions within legally enforceable MNAs.

($ in millions)	2020	2019
Gross liability fair value of contracts containing credit-risk-contingent features	$8	$4
Gross asset fair value of contracts containing credit-risk-contingent features and subject to MNAs	(3)	(3)
Collateral posted under MNAs for contracts containing credit-risk-contingent features	(5)	(1)
Maximum amount of additional exposure for contracts with credit-risk-contingent features if all features were triggered concurrently	$—	$—

Schedule of CDS notional amounts by credit rating and fair value of protection sold
The following table shows the CDS notional amounts by credit rating and fair value of protection sold.

($ in millions)	Notional amount
	AA	A	BBB	BB and lower	Total	Fair value
December 31, 2020
Single name
Corporate debt	$—	$—	$—	$5	$5	$—
Total	$—	$—	$—	$5	$5	$—

December 31, 2019
Single name
Corporate debt	$—	$—	$—	$5	$5	$—
Total	$—	$—	$—	$5	$5	$—

Contractual amounts of off-balance-sheet financial instruments
The contractual amounts of off-balance sheet financial instruments as of December 31 are as follows:

($ in millions)	2020	2019
Commitments to invest in limited partnership interests	$918	$1,063
Private placement commitments	—	16
Other loan commitments	75	118